Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity	Equity

A. Common Stock

We purchase our common stock through privately negotiated transactions or in open market purchases as circumstances and prices warrant. Purchased shares under each of the share-purchase plans, which are authorized by our Board of Directors, are available for general corporate purposes. On October 23, 2014, we announced that the Board of Directors had authorized an $11 billion share repurchase program, which was exhausted in the first quarter of 2017. In December 2015, the Board of Directors authorized a new $11 billion share repurchase program, which was exhausted in the third quarter of 2018. In December 2017, the Board of Directors authorized an additional $10 billion share repurchase program, which was exhausted in the first quarter of 2019. In December 2018, the Board of Directors authorized a new $10 billion share repurchase program to be utilized over time and share repurchases commenced thereunder in the first quarter of 2019.

On February 2, 2017, we entered into an accelerated share repurchase agreement with Citibank to repurchase $5 billion of our common stock. Pursuant to the terms of the agreement, on February 6, 2017, we paid $5 billion to Citibank and received an initial delivery of approximately 126 million shares of our common stock from Citibank at a price of $31.73 per share, which represented, based on the closing price of our common stock on the NYSE on February 2, 2017, approximately 80% of the notional amount of the accelerated share repurchase agreement. On May 16, 2017, the accelerated share repurchase agreement with Citibank was completed, which, per the terms of the agreement, resulted in Citibank owing us a certain number of shares of Pfizer common stock. Pursuant to the agreement’s settlement terms, we received an additional 24 million shares of our common stock from Citibank on May 19, 2017. The average price paid for all of the shares delivered under the accelerated share repurchase agreement was $33.31 per share. The common stock received is included in Treasury Stock. This agreement was entered into pursuant to our previously announced share repurchase authorization.
On March 12, 2018, we entered into an accelerated share repurchase agreement with Citibank to repurchase $4 billion of our common stock. Pursuant to the terms of the agreement, on March 14, 2018, we paid $4 billion to Citibank and received an initial delivery of approximately 87 million shares of our common stock from Citibank at a price of $36.61 per share, which represented, based on the closing price of our common stock on the NYSE on March 12, 2018, approximately 80% of the notional amount of the accelerated share repurchase agreement. On September 5, 2018, the accelerated share repurchase agreement with Citibank was completed, which, per the terms of the agreement, resulted in Citibank owing us a certain number of shares of Pfizer common stock. Pursuant to the agreement’s settlement terms, we received an additional 21 million shares of our common stock from Citibank on September 7, 2018. The average price paid for all of the shares delivered under the accelerated share repurchase agreement was $36.86 per share. The common stock received is included in Treasury stock. This agreement was entered into pursuant to our previously announced share repurchase authorization.
On February 7, 2019, we entered into an accelerated share repurchase agreement with GS&Co. to repurchase approximately $6.8 billion of our common stock. Pursuant to the terms of the agreement, on February 12, 2019, we paid approximately $6.8 billion to GS&Co. and received an initial delivery of approximately 130 million shares of our common stock from GS&Co., which represented, based on the closing price of our common stock on the NYSE on February 7, 2019, approximately 80% of the notional amount of the accelerated share repurchase agreement.
On August 1, 2019, the accelerated share repurchase agreement with GS&Co. was completed, which, per the terms of the agreement, resulted in GS&Co. owing us a certain number of shares of Pfizer common stock. Pursuant to the agreement’s settlement terms, we received an additional 33.5 million shares of our common stock from GS&Co. on August 5, 2019. The average price paid for all of the shares delivered under the accelerated share repurchase agreement was $41.42 per share. The common stock received is included in Treasury stock. This agreement was entered into pursuant to our previously announced share repurchase authorization.
Open market purchases totaled $2.1 billion in 2019 and $8.2 billion in 2018 under our publicly announced share-purchase plans.

The following table provides the number of shares of our common stock purchased and the cost of purchases under our publicly announced share purchase plans, including our accelerated share repurchase agreements:

(SHARES IN MILLIONS, DOLLARS IN BILLIONS)	2019(a)	2018(b)	2017c)
Shares of common stock purchased	213	307	150
Cost of purchase	$8.9	$12.2	$5.0

(a)
Represents shares purchased pursuant to the accelerated share repurchase agreement with GS&Co. entered into on February 7, 2019, as well as other share repurchases. See above for additional information.

(b)
Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on March 12, 2018, as well as other share repurchases. See above for additional information.

(c)	Represents shares purchased pursuant to the accelerated share repurchase agreement with Citibank entered into on February 2, 2017. See above for additional information.
After giving effect to the accelerated share repurchase agreement, as well as other share repurchases through December 31, 2019, our remaining share-purchase authorization was approximately $5.3 billion at December 31, 2019.
B. Preferred Stock

The Series A convertible perpetual preferred stock (7,500 shares designated) is held by an employee stock ownership plan (Preferred ESOP) Trust and provides dividends at the rate of 6.25%, which are accumulated and paid quarterly. The per-share stated value is $40,300 and the preferred stock ranks senior to our common stock as to dividends and liquidation rights. Each share is convertible, at the holder’s option, into 2,574.87 shares of our common stock with equal voting rights. The conversion option is indexed to our common stock and requires share settlement, and, therefore, is reported at the fair value at the date of issuance. We may redeem the preferred stock at any time or upon termination of the Preferred ESOP, at our option, in cash, in shares of common stock, or a combination of both at a price of $40,300 per share.
C. Employee Stock Ownership Plans

We have two employee stock ownership plans (collectively, the ESOPs), the Preferred ESOP and another that holds common stock of the Company (Common ESOP).

Allocated shares held by the Common ESOP, including reinvested dividends, are considered outstanding for EPS calculations and the eventual conversion of allocated preferred shares held by the Preferred ESOP are assumed in the diluted EPS calculation. As of December 31, 2019, the Preferred ESOP held preferred shares convertible into approximately 1 million shares of our common stock, and the Common ESOP held approximately 47 million shares of our common stock. As of December 31, 2019, all shares of preferred and common stock held by the ESOPs have been allocated to the Pfizer U.S. defined contribution plan participants. The compensation cost related to the Common ESOP was $20 million in 2019, $19 million in 2018 and $11 million in 2017.